Selected Account Information	9 Months Ended
Sep. 30, 2023
Selected Account Information [Abstract]
SELECTED ACCOUNT INFORMATION

NOTE 7—SELECTED ACCOUNT INFORMATION

Receivables

Receivables at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Trade accounts receivable	$6,924,822	$4,867,749
Vendor rebates receivable	6,060	460
Credit card payments in process of settlement	-	102,917
Retainage	1,241,919	603,442
Total receivables	8,172,801	5,574,568
Allowance for doubtful accounts	(405,172)	(359,000)
Total receivables, net	$7,767,629	$5,215,568

Inventories

Inventories at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Appliances	$2,113,379	$2,155,839
Eyewear	9,224,632	-
Automotive	1,181,768	934,683
Construction	1,983,242	1,519,345
Total inventories	14,503,021	4,609,867
Less reserve for obsolescence	(545,848)	(425,848)
Total inventories, net	$13,957,173	$4,184,019

Inventory balances are composed of finished goods. Raw materials and work in process inventory are immaterial to the condensed consolidated financial statements.

Accounts payable and accrued expenses

Accounts payable and accrued expenses at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Trade accounts payable	$9,105,572	$4,129,393
Credit cards payable	380,165	357,964
Accrued payroll liabilities	892,035	824,369
Accrued interest	2,228,397	1,179,875
Accrued dividends	27,480	136,052
Other accrued liabilities	1,182,772	114,116
Total accounts payable and accrued expenses	$13,816,421	$6,741,769